Statements of Operations (USD $)	12 Months Ended		68 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	786,909	591,020	1,560,176
Public Relations		115,443	219,890
Amrotization of Debt Discount		92,600	120,000
Professional Fees	49,903	112,501	286,408
Officer's Salary	210,000	233,558	1,336,394
Contract Settlement			107,143
Research and Development	250,598	141,310	836,716
Total Operating Expenses	1,297,410	1,286,432	4,466,727
Loss from Operations	(1,297,410)	(1,286,432)	(4,466,727)
Other Income/(Expenses)
Other income	2,100		4,881
Change in fair value of embedded derivative liability		(563,563)	(2,790,185)
Change in fair value of embedded derivative liability- related party		119,485	119,485
Interest expense		(52,378)	(102,206)
Total Other Income/(Expenses)	2,100	(496,456)	(2,768,025)
Net (Income) Loss before Provision for Income Taxes	(1,295,310)	(1,782,888)	(7,234,752)
Provision for Income Taxes
Net Income (Loss)	$ (1,295,310)	$ (1,782,888)	$ (7,234,752)
Net Income (Loss) Per Share - Basic and Diluted	$ 0.00	$ 0.00
Weighted average number of shares outstanding during the period - Basic and Diluted	572,708,020	401,590,077